Basis of preparation and changes to the Group's accounting policies	12 Months Ended
Mar. 31, 2025
Disclosure Of Basis Of Preparation [Abstract]
Basis of preparation
2.1.
Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with IFRS accounting standards as issued by the International Accounting Standards Board (IASB). The Group has prepared the consolidated financial statements on the basis that it will continue to operate as a going concern. The Directors consider that there are no material uncertainties that may cast significant doubt over this assumption. They have formed a judgement that there is a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future, and not less than 12 months from the end of the reporting period.

These consolidated financial statements have been prepared in accordance with the accounting policies, set out below, and were in all material aspects were consistently applied to all periods presented unless otherwise stated. Refer Note 4.2.1 for new and amended standards and interpretations adopted by the Group.

The consolidated financial statements have been prepared on a historical cost basis, except for the following assets and liabilities which have been measured at fair value:

- Financial assets and liabilities measured at fair value (refer accounting policy regarding financial instruments)

- Equity-settled share based payments measured at fair value on grant date

- Share warrants

- Liability for put options with non-controlling interests (refer accounting policy below)

2.2.
Convenience translation (unaudited)

The consolidated financial statements are presented in Indian Rupee (INR), the presentation currency of the Group. Solely for the convenience of readers, the consolidated financial statements as at and for the year ended March 31, 2025 have been translated to U.S. Dollars (USD) at the exchange rate of INR 85.43 per USD 1.00, being the noon buying rate in New York City for cable transfer in non-U.S. currencies as certified for customs purposes by the Federal Reserve Bank of New York on March 31, 2025.

No representation is made that the Indian rupee amounts have been, could have been or could be converted into USD at such a rate or any other rate. Such convenience translation is not subject to audit by the Company’s Independent Registered Public Accounting Firm.

2.3.
Significant accounting judgments, estimates and assumptions

The preparation of consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

In the process of applying the accounting policies management has made certain judgments, estimates and assumptions. The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond control of the Group. Such changes are reflected in assumptions when they occur.

Estimates and assumptions

a) Impairment of goodwill for Ostro Energy group of CGUs

The key assumptions used to determine the recoverable amount for the different CGUs or group of CGUs including the Ostro Group of CGUs where goodwill has been allocated are disclosed and further explained in Note 6. The impairment assessments are based on a range of estimates and assumptions, including future estimates of revenues, costs and discount rates as more fully described in the said Note 6.

Significant accounting judgements

Note 52(a) below describes accounting judgements applied with respect to the contracts entered for transmission projects under the Build, Own, Operate and Maintain (BOOM) model, where there has been a change of law in the previous year.

2.4.
The consolidated financial statements are presented in Indian Rupees (INR) and all values are rounded to the nearest million, except when otherwise indicated. Absolute amounts less than INR 500,000 are appearing as "0" due to presentation in millions.